Net Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expenses [Line Items]
Interest on debt	$ 161	$ 184	$ 218
Interest on exchangeable securities	20	0	0
Interest income	(13)	(11)	(7)
Capitalized interest	(6)	(2)	(9)
Loss on redemption of bonds (Note 23)	0	24	6
Interest on finance lease obligations	4	3	3
Credit facility fees, bank charges and other interest	15	13	18
Tax shield on tax equity financing	(35)	0	0
Other	10	15	(3)
Accretion of provisions	23	24	21
Interest expense	179	$ 250	$ 247
Project level financing that is no longer practicable
Analysis of income and expenses [Line Items]
Other	$ 5